STOCKHOLDERS' EQUITY (Details 4) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Total Shares
Granted (in shares)			40,000
Restricted stock and RSUs
Total Shares
Outstanding at the beginning of the period (in shares)			1,826,154	2,616,128	2,616,128	3,557,841	3,007,338
Granted (in shares)			600,000	650,363	650,363	1,051,941	2,542,320
Issued (in shares)	(284,318,000)	(248,070,000)	(1,522,993)	(1,051,080)	(1,106,000)	(1,451,029)	(1,417,674)
Cancelled (in shares)			(204,233)	312,792	(312,792)	(426,749)	(533,955)
Forfeited (in shares)			(825)	(21,545)	(21,545)	(115,876)	(40,188)
Outstanding at the end of the period (in shares)	698,103	1,881,074	698,103	1,881,074	1,826,154	2,616,128	3,557,841
Restricted shares
Total Shares
Outstanding at the beginning of the period (in shares)			792,303	954,798	954,798	844,236	464,610
Granted (in shares)			600,000	288,121	288,121	420,882	670,781
Issued (in shares)			(1,142,303)	(450,616)	(450,616)	(310,320)	(291,155)
Outstanding at the end of the period (in shares)	250,000	792,303	250,000	792,303	792,303	954,798	844,236
Shares withdrawn, cancelled or forfeited in period		135,734,000	309,842	194,901,000
Weighted-Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 1.08	$ 0.90	$ 0.90	$ 0.85	$ 1.30
Granted (in dollars per share)			0.37	1.49	1.49	1.02	0.66
Issued (in dollars per share)			0.87	0.95	0.95	0.92	1.09
Outstanding at the end of the period (in dollars per share)	$ 0.37	$ 1.08	$ 0.37	$ 1.08	$ 1.08	$ 0.90	$ 0.85
RSUs
Total Shares
Outstanding at the beginning of the period (in shares)			1,033,851	1,661,330	1,661,330	2,713,605	2,542,728
Granted (in shares)	0		0	362,242	362,242	631,059	1,871,539
Issued (in shares)			(380,690)	(600,464)	(655,384)	(1,140,709)	(1,126,519)
Cancelled (in shares)			(204,233)	312,792	(312,792)	(426,749)	(533,955)
Forfeited (in shares)			(825)	(21,545)	(21,545)	(115,876)	(40,188)
Outstanding at the end of the period (in shares)	448,103	1,088,771	448,103	1,088,771	1,033,851	1,661,330	2,713,605
Shares withdrawn, cancelled or forfeited in period	84,748,000		205,058	334,337,000	334,337
Weighted-Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 1.00	$ 0.93	$ 0.93	$ 0.87	$ 0.98
Granted (in dollars per share)				1.49	1.49	1.02	0.75
Issued (in dollars per share)			1.02	1.07	1.11	0.89	0.84
Cancelled (in dollars per share)			0.93	0.97	0.97	0.89	0.88
Forfeited (in dollars per share)			0.70	0.72	0.72	0.95	0.77
Outstanding at the end of the period (in dollars per share)	$ 0.98	$ 1.03	$ 0.98	$ 1.03	$ 1.00	$ 0.93	$ 0.87